Segment Information (Tables)	12 Months Ended
Dec. 31, 2022
Segment Reporting [Abstract]
Summary of Segment Information	The following tables show segment information for 2022, 2021 and 2020:

	Container	Container	Container
2022	Ownership	Management	Resale	Other	Eliminations	Totals
Total lease rental income	$756,980	$50,304	$—	$—	$2,730	$810,014
Management fees - non-leasing from external customers	$—	$223	$2,589	$—	$—	$2,812
Inter-segment management fees	$—	$75,116	$15,411	$—	$(90,527)	$—
Trading container margin	$—	$—	$1,852	$—	$—	$1,852
Gain on sale of owned fleet containers, net	$76,751	$—	$—	$—	$196	$76,947
Depreciation and amortization	$298,737	$1,676	$—	$—	$(7,585)	$292,828
Container lessee default expense, net	$1,179	$—	$—	$—	$—	$1,179
Interest expense	$156,396	$853	$—	$—	$—	$157,249
Realized loss on financial instruments, net	$—	$91	$—	$—	$—	$91
Unrealized loss on financial instruments, net	$—	$502	$—	$—	$—	$502
Segment income (loss) before income tax (1)	$266,224	$39,938	$16,666	$(6,802)	$937	$316,963
Income tax expense	$6,922	$617	$—	$—	$—	$7,539
Total assets	$7,562,913	$197,368	$6,464	$7,539	$(161,050)	$7,613,234
Purchase of containers and fixed assets	$269,418	$2,583	$—	$—	$—	$272,001
Payments on container leaseback financing receivable	$533,867	$—	$—	$—	$—	$533,867

	Container	Container	Container
2021	Ownership	Management	Resale	Other	Eliminations	Totals
Total lease rental income	$694,045	$56,685	$—	$—	$—	$750,730
Management fees - non-leasing from external customers	$—	$373	$2,987	$—	$—	$3,360
Inter-segment management fees	$—	$83,074	$9,954	$—	$(93,028)	$—
Trading container margin	$—	$—	$10,760	$—	$—	$10,760
Gain on sale of owned fleet containers, net	$67,229	$—	$—	$—	$—	$67,229
Depreciation and amortization	$289,610	$3,650	$—	$—	$(9,145)	$284,115
Container lessee default recovery, net	$1,088	$—	$—	$—	$—	$1,088
Interest expense	$126,628	$641	$—	$—	$—	$127,269
Debt termination expense	$15,209	$—	$—	$—	$—	$15,209
Realized loss on financial instruments, net	$5,408	$226	$—	$—	$—	$5,634
Unrealized gain (loss) on financial instruments, net	$5,220	$(811)	$—	$—	$—	$4,409
Segment income (loss) before income tax (1)	$239,857	$46,706	$19,166	$(4,845)	$(14,823)	$286,061
Income tax expense	$1,404	$369	$—	$—	$—	$1,773
Total assets	$7,269,451	$230,810	$15,819	$12,644	$(161,280)	$7,367,444
Purchase of containers and fixed assets	$1,991,898	$1,242	$—	$—	$—	$1,993,140
Payments on container leaseback financing receivable	$18,705	$—	$—	$—	$—	$18,705

	Container	Container	Container
2020	Ownership	Management	Resale	Other	Eliminations	Totals
Total lease rental income	$537,534	$63,339	$—	$—	$—	$600,873
Management fees - non-leasing from external customers	$392	$129	$4,750	$—	$—	$5,271
Inter-segment management fees	$—	$54,899	$12,575	$—	$(67,474)	$—
Trading container margin	$—	$—	$3,532	$—	$—	$3,532
Gain on sale of owned fleet containers, net	$27,230	$—	$—	$—	$—	$27,230
Depreciation and amortization	$268,401	$3,511	$—	$—	$(7,675)	$264,237
Container lessee default recovery, net	$1,675	$—	$—	$—	$—	$1,675
Interest expense	$122,863	$367	$—	$—	$—	$123,230
Debt termination expense	$8,750	$—	$—	$—	$—	$8,750
Realized loss on financial instruments, net	$12,295	$—	$—	$—	$—	$12,295
Unrealized loss on financial instruments, net	$6,044	$—	$—	$—	$—	$6,044
Segment income (loss) before income tax and noncontrolling interests (1)	$41,831	$23,641	$16,433	$(3,254)	$(5,352)	$73,299
Income tax benefit (expense)	$1,088	$(714)	$—	$—	$0	$374
Total assets	$5,641,866	$180,933	$12,050	$13,691	$(107,164)	$5,741,376
Purchase of containers and fixed assets	$968,204	$194	$—	$—	$—	$968,398
Payments on container leaseback financing receivable	$116,263	$—	$—	$—	$—	$116,263

(1)
Container Ownership segment income (loss) before income taxes includes unrealized gain (loss) on financial instruments, net of $0, $5,220 and $(6,044) for the years ended December 31, 2022, 2021 and 2020, respectively, and debt termination expense of $0, $15,209 and $8,750 for the years ended December 31, 2022, 2021 and 2020, respectively.

Segment Information Geographic Allocation of Lease Rental Income and Management Fees

The following table represents the geographic allocation of total lease rental income and management fees from non-leasing services during the years ended December 31, 2022, 2021 and 2020 based on customers’ and Container Investors’ primary domicile:

	Years ended December 31,
	2022	2021	2020
Total lease rental income:
Asia	$395,093	$373,614	$302,709
Europe	379,790	343,351	266,431
North / South America	34,343	32,296	29,391
Bermuda	—	—	—
All other international	788	1,469	2,342
	$810,014	$750,730	$600,873
Management fees, non-leasing:
Europe	$1,523	$1,530	$2,397
Bermuda	1,187	1,699	2,797
North / South America	63	23	9
Asia	—	45	11
All other international	39	63	57
	$2,812	$3,360	$5,271

Segment Information Geographic Allocation of Trading Container Sales Proceeds and Gains on Sale of Owned Fleet Containers Net

The following table represents the geographic allocation of trading container sales proceeds and gain on sale of owned fleet containers, net during the years ended December 31, 2022, 2021 and 2020 based on the location of sale:

	Years ended December 31,
	2022	2021	2020
Trading container sales proceeds:
Asia	$10,517	$14,317	$14,896
North / South America	11,453	12,404	13,045
Europe	1,821	5,321	3,991
Bermuda	—	—	—
All other international	—	3	9
	$23,791	$32,045	$31,941
Gain on sale of owned fleet containers, net:
Asia	$48,767	$46,328	$13,082
North / South America	17,317	10,385	8,610
Europe	10,863	10,516	5,538
Bermuda	—	—	—
All other international	—	—	—
	$76,947	$67,229	$27,230